Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block] (Tables)	6 Months Ended
Sep. 30, 2014
Reconciliations Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For Computation Of Basic EPS To Adjusted Amounts For Computation Of Diluted EPS [Table Text Block]

	Six months ended September 30,
	2013	2014
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥383,314	¥838,296
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(8,970)
Changes in a foreign affiliated company’s interests in its subsidiary	(3,301)	—

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	371,043	829,326

Effect of dilutive instruments:
Stock options and restricted stock units—Morgan Stanley	(940)	(1,781)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥370,103	¥827,545

	Six months ended September 30,
	2013	2014
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,157,332	14,163,257
Effect of dilutive instruments:
Convertible preferred stock	1	1
Stock options	21,553	19,129

Weighted average common shares for diluted EPS computation	14,178,886	14,182,387

	Six months ended September 30,
	2013	2014
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥26.21	¥58.55

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥26.10	¥58.35